Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	LEUTHOLD FUNDS INC
Central Index Key	0001000351
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013
LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND-Retail Class
Risk/Return:
Trading Symbol	LCORX
LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND | Leuthold Core Investment Fund-Institutional Class
Risk/Return:
Trading Symbol	LCRIX
LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS
Risk/Return:
Trading Symbol	LAALX
LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
Risk/Return:
Trading Symbol	LAAIX
Leuthold Global Fund | Leuthold Global Fund | Leuthold Global Fund (Retail)
Risk/Return:
Trading Symbol	GLBLX
Leuthold Global Fund | Leuthold Global Fund | Leuthold Global Fund (Institutional)
Risk/Return:
Trading Symbol	GLBIX
LEUTHOLD SELECT INDUSTRIES FUND | LEUTHOLD SELECT INDUSTRIES FUND | No Load
Risk/Return:
Trading Symbol	LSLTX
Leuthold Global Industries Fund | Leuthold Global Industries Fund | Retail Class
Risk/Return:
Trading Symbol	LGINX
Leuthold Global Industries Fund | Leuthold Global Industries Fund | Institutional Class
Risk/Return:
Trading Symbol	LGIIX
GRIZZLY SHORT FUND | GRIZZLY SHORT FUND | No Load
Risk/Return:
Trading Symbol	GRZZX

LEUTHOLD CORE INVESTMENT FUND | LEUTHOLD CORE INVESTMENT FUND
LEUTHOLD CORE INVESTMENT FUND
Investment Objective
Leuthold Core Investment Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LEUTHOLD CORE INVESTMENT FUND	LEUTHOLD CORE INVESTMENT FUND-Retail Class	Leuthold Core Investment Fund-Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LEUTHOLD CORE INVESTMENT FUND		LEUTHOLD CORE INVESTMENT FUND-Retail Class	Leuthold Core Investment Fund-Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	none
Other Expenses		0.32%	0.24%	[1]
Service Fees		0.11%	none
Dividends on Short Positions		0.08%	0.08%
All Remaining Other Expenses		0.13%	0.16%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.26%	1.18%
[1]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LEUTHOLD CORE INVESTMENT FUND (USD $)	One Year	Three Years	Five Years	Ten Years
LEUTHOLD CORE INVESTMENT FUND-Retail Class	128	400	692	1,523
Leuthold Core Investment Fund-Institutional Class	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149.17 % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

➢	Money market instruments ;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds;

➢	Common stocks of foreign issuers; and

➢	Options.

In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

The Fund’s investments in bonds and other debt securities normally will consist of U.S. Treasury Notes and Bonds, although the Fund may also invest in investment grade corporate debt securities, high yield securities commonly known as “junk bonds,” and debt securities of foreign issuers. The Funds may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund’s investments are allocated among the three asset classes as follows: first, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years; next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities; and finally, the Adviser implements the asset allocation strategy.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investor s . Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Core Investment Fund Total Return of the Retail Shares (per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.63% (quarter ended June 30, 2003) and the lowest total return for a quarter was -14.71% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns LEUTHOLD CORE INVESTMENT FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LEUTHOLD CORE INVESTMENT FUND-Retail Class	8.32%	(0.36%)	9.12%
Leuthold Core Investment Fund-Institutional Class	8.44%	(0.26%)		3.65%	Jan 31, 2006
After Taxes on Distributions LEUTHOLD CORE INVESTMENT FUND-Retail Class	7.88%	(0.62%)	8.22%
After Taxes on Distributions and Sale of Fund Shares LEUTHOLD CORE INVESTMENT FUND-Retail Class	5.68%	(0.40%)	7.78%
S&P 500 Index	16.00%	1.66%	7.10%	3.78%	Jan 31, 2006
Lipper Flexible Portfolio Fund Index	13.34%	2.72%	7.31%	4.64%	Jan 31, 2006

The inception date for Institutional Shares is January 31, 2006.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LEUTHOLD CORE INVESTMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Core Investment Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 149.17 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.17%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

➢	Money market instruments ;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds;

➢	Common stocks of foreign issuers; and

➢	Options.

In investing in equity securities and debt securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, the Adviser believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors as part of the Select Industries Strategy are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

The Fund’s investments in bonds and other debt securities normally will consist of U.S. Treasury Notes and Bonds, although the Fund may also invest in investment grade corporate debt securities, high yield securities commonly known as “junk bonds,” and debt securities of foreign issuers. The Funds may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund’s investments are allocated among the three asset classes as follows: first, the Adviser analyzes the U.S. Government bond market with the goal of determining the risks and returns that U.S. Treasury securities present over the next one to five years; next, the Adviser assesses the probability that common stocks as an asset class will perform better than U.S. Treasury securities; and finally, the Adviser implements the asset allocation strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investor s . Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Leuthold Core Investment Fund Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.63% (quarter ended June 30, 2003) and the lowest total return for a quarter was -14.71% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.71%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The inception date for Institutional Shares is January 31, 2006.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Lipper Flexible Portfolio Fund Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
LEUTHOLD CORE INVESTMENT FUND-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.11%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.08%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Annual Return 2003	rr_AnnualReturn2003	47.18%
Annual Return 2004	rr_AnnualReturn2004	8.26%
Annual Return 2005	rr_AnnualReturn2005	14.58%
Annual Return 2006	rr_AnnualReturn2006	12.21%
Annual Return 2007	rr_AnnualReturn2007	19.00%
Annual Return 2008	rr_AnnualReturn2008	(27.44%)
Annual Return 2009	rr_AnnualReturn2009	27.49%
Annual Return 2010	rr_AnnualReturn2010	3.53%
Annual Return 2011	rr_AnnualReturn2011	(5.34%)
Annual Return 2012	rr_AnnualReturn2012	8.32%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.12%
LEUTHOLD CORE INVESTMENT FUND-Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.22%
LEUTHOLD CORE INVESTMENT FUND-Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.78%
Leuthold Core Investment Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.08%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).

LEUTHOLD ASSET ALLOCATION FUND | LEUTHOLD ASSET ALLOCATION FUND
LEUTHOLD ASSET ALLOCATION FUND
Investment Objective
Leuthold Asset Allocation Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LEUTHOLD ASSET ALLOCATION FUND	LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS	LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LEUTHOLD ASSET ALLOCATION FUND		LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS	LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.22%	none
Other Expenses		0.30%	0.37%	[1]
Dividends on Short Positions		0.08%	0.08%
All Remaining Other Expenses		0.22%	0.29%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.46%	1.31%
[1]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example LEUTHOLD ASSET ALLOCATION FUND (USD $)	One Year	Three Years	Five Years	Ten Years
LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS	149	462	797	1,746
LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund ’ s portfolio turnover rate was 133.11 % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities ( equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options , futures and American Depository Receipts, and may engage in short sales of equity securities);

➢

Bonds and other debt securities ( debt securities include U.S . and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, mortgage-backed securities, bank loans, convertible debt securities and debt securities below investment grade);

➢	Equity securities of real estate investment trusts (REITs) and real estate companies, and real estate exchange traded funds and exchange traded notes;

➢

Commodities (commodities include metals, energy and agricultural, including equity securities of companies principally engaged in the energy, metals and agriculture group of industries and exchange traded funds and exchange traded notes that invest principally in commodities); and

➢	Money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments);

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	20 % to 60 % of its assets will be invested in bonds and other debt securities (other than money market instruments) ;

➢	up to 20% of its assets will be invested in equity securities of REITs and real estate companies, and real estate exchange traded funds and exchange traded notes;

➢	up to 20% of its assets will be invested in commodities; and

➢	up to 20% of its assets will be invested in money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments) .

The Fund’s investments in common stocks and other equity securities may consist of:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds;

➢	Common stocks of foreign issuers;

➢	Futures ; and

➢	Options.

The Fund will use a multi-factor asset selection approach which utilizes valuation, growth, investor sentiment, quality/profitability, and price components along with a top-down, quantitative group attractiveness assessment (through the Adviser’s Global Group Strategy). The Global Group Strategy utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection on a global scale.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund’s investments in bonds and other debt securities may include U.S. and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, convertible debt securities, high yield securities commonly known as “junk bonds,” mortgage-backed securities, bank loans, and debt securities of foreign issuers. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its asset exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund will allocate assets to equities, bonds, real estate securities, commodities, and cash. A combination of the following models will be used to assess the attractiveness of each asset class. The “macro model” examines the macro-environment and assesses which asset class tends to perform better in environments closely resembling the current conditions. The “technical/momentum model” evaluates the momentum of each asset class relative to the other asset classes. The “structural model” seeks to evaluate the attractiveness of each asset class, on a long-term basis, based on the components of total return – income generation, growth potential, and valuation. Asset classes expected to generate significant income with higher growth rates, as well as an opportunity for valuation expansion are deemed most attractive. The overall allocation to a specific asset class is a function of its attractiveness, risk profile, portfolio-level constraints, and overall portfolio-level objectives such as target return and risk.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund ’ s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

Real Estate Securities Risk: When the Fund invests in equity securities of REITs and real estate companies, and real estate exchange traded funds and exchange traded notes, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, REITs and real estate companies are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

➢

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the Fund invests in exchange traded funds and exchange traded notes that invest principally in commodities, developments affecting commodities may have a disproportionate impact on such exchange traded funds and exchange traded notes. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund ’ s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investor s . Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Asset Allocation Fund Total Return of the Retail Shares (per calendar year)

Note: During the five year period shown on the bar chart, the Fund’s highest total return for a quarter was 15.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.72% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns LEUTHOLD ASSET ALLOCATION FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS	8.04%	0.27%	2.61%	May 24, 2006
LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS	8.26%	0.52%	2.17%	Jan 31, 2007
After Taxes on Distributions LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS	7.18%	(0.12%)	2.15%
After Taxes on Distributions and Sale of Fund Shares LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS	5.67%	0.11%	2.06%
S&P 500 Index - 5/24/2006	16.00%	1.66%	4.13%	May 24, 2006
S&P 500 Index - 1/31/2007	16.00%	1.66%	2.07%	Jan 31, 2007
Lipper Flexible Portfolio Fund Index - 5/24/2006	13.34%	2.72%	5.01%	May 24, 2006
Lipper Flexible Portfolio Fund Index - 1/31/2007	13.34%	2.72%	3.68%	Jan 31, 2007
Leuthold Asset Allocation Melded Index - 5/24/2006	10.83%	3.31%	5.20%	May 24, 2006
Leuthold Asset Allocation Melded Index - 1/31/2007	10.83%	3.31%	3.85%	Jan 31, 2007

The inception date for Retail Shares is May 24, 2006. The inception date for Institutional Shares is January 31, 2007.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

The Leuthold Asset Allocation Melded Index is a custom index comprised of the returns of the S&P 500 Index (weighted 35%), the MSCIACWI Ex-US Index (weighted 15%), the Barclays Aggregate Index (weighted 40%), the MSCI REIT Index (weighted 5%) and the DJ/UBS Commodities Index (weighted 5%).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LEUTHOLD ASSET ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Asset Allocation Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund ’ s portfolio turnover rate was 133.11 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.11%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities ( equity securities include common stocks, preferred stocks, convertible preferred stocks, warrants, options , futures and American Depository Receipts, and may engage in short sales of equity securities);

➢

Bonds and other debt securities ( debt securities include U.S . and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, mortgage-backed securities, bank loans, convertible debt securities and debt securities below investment grade);

➢	Equity securities of real estate investment trusts (REITs) and real estate companies, and real estate exchange traded funds and exchange traded notes;

➢

Commodities (commodities include metals, energy and agricultural, including equity securities of companies principally engaged in the energy, metals and agriculture group of industries and exchange traded funds and exchange traded notes that invest principally in commodities); and

➢	Money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments);

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class. The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures.

The Fund expects that normally:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	20 % to 60 % of its assets will be invested in bonds and other debt securities (other than money market instruments) ;

➢	up to 20% of its assets will be invested in equity securities of REITs and real estate companies, and real estate exchange traded funds and exchange traded notes;

➢	up to 20% of its assets will be invested in commodities; and

➢	up to 20% of its assets will be invested in money market instruments (including non-U.S. dollar denominated cash equivalents and foreign currency instruments) .

The Fund’s investments in common stocks and other equity securities may consist of:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds;

➢	Common stocks of foreign issuers;

➢	Futures ; and

➢	Options.

The Fund will use a multi-factor asset selection approach which utilizes valuation, growth, investor sentiment, quality/profitability, and price components along with a top-down, quantitative group attractiveness assessment (through the Adviser’s Global Group Strategy). The Global Group Strategy utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection on a global scale.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund’s investments in bonds and other debt securities may include U.S. and foreign Treasury Notes and Bonds, investment grade corporate debt securities, agency bonds, municipal bonds, convertible debt securities, high yield securities commonly known as “junk bonds,” mortgage-backed securities, bank loans, and debt securities of foreign issuers. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its asset exposure or to profit from an anticipated decline in the price of the security sold short.

The Fund will allocate assets to equities, bonds, real estate securities, commodities, and cash. A combination of the following models will be used to assess the attractiveness of each asset class. The “macro model” examines the macro-environment and assesses which asset class tends to perform better in environments closely resembling the current conditions. The “technical/momentum model” evaluates the momentum of each asset class relative to the other asset classes. The “structural model” seeks to evaluate the attractiveness of each asset class, on a long-term basis, based on the components of total return – income generation, growth potential, and valuation. Asset classes expected to generate significant income with higher growth rates, as well as an opportunity for valuation expansion are deemed most attractive. The overall allocation to a specific asset class is a function of its attractiveness, risk profile, portfolio-level constraints, and overall portfolio-level objectives such as target return and risk.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund ’ s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

Real Estate Securities Risk: When the Fund invests in equity securities of REITs and real estate companies, and real estate exchange traded funds and exchange traded notes, it is subject to risks principally associated with investing in real estate: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems. In addition, REITs and real estate companies are subject to other risks related specifically to their structure and focus: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) duplicative fees; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

➢

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the Fund invests in exchange traded funds and exchange traded notes that invest principally in commodities, developments affecting commodities may have a disproportionate impact on such exchange traded funds and exchange traded notes. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund ’ s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investor s . Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Leuthold Asset Allocation Fund Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the five year period shown on the bar chart, the Fund’s highest total return for a quarter was 15.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.72% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.72%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The inception date for Retail Shares is May 24, 2006. The inception date for Institutional Shares is January 31, 2007.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

The Leuthold Asset Allocation Melded Index is a custom index comprised of the returns of the S&P 500 Index (weighted 35%), the MSCIACWI Ex-US Index (weighted 15%), the Barclays Aggregate Index (weighted 40%), the MSCI REIT Index (weighted 5%) and the DJ/UBS Commodities Index (weighted 5%).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500 Index - 5/24/2006
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2006
S&P 500 Index - 1/31/2007
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Lipper Flexible Portfolio Fund Index - 5/24/2006
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2006
Lipper Flexible Portfolio Fund Index - 1/31/2007
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Leuthold Asset Allocation Melded Index - 5/24/2006
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2006
Leuthold Asset Allocation Melded Index - 1/31/2007
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Service Fees	rr_Component1OtherExpensesOverAssets	0.08%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Annual Return 2007	rr_AnnualReturn2007	11.46%
Annual Return 2008	rr_AnnualReturn2008	(30.92%)
Annual Return 2009	rr_AnnualReturn2009	30.24%
Annual Return 2010	rr_AnnualReturn2010	8.19%
Annual Return 2011	rr_AnnualReturn2011	(3.63%)
Annual Return 2012	rr_AnnualReturn2012	8.04%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2006
LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.15%
LEUTHOLD ASSET ALLOCATION FUND - RETAIL CLASS | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
LEUTHOLD ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.08%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).

Leuthold Global Fund | Leuthold Global Fund
Leuthold Global Fund
Investment Objective
Leuthold Global Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leuthold Global Fund	Leuthold Global Fund (Retail)	Leuthold Global Fund (Institutional)
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Global Fund		Leuthold Global Fund (Retail)	Leuthold Global Fund (Institutional)
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		0.21%	none
Other Expenses		0.26%	0.32%	[1]
Dividends on Short Positions		0.05%	0.05%
All Remaining Other Expenses		0.21%	0.27%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses		1.61%	1.46%
[1]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Leuthold Global Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Leuthold Global Fund (Retail)	164	508	876	1,911
Leuthold Global Fund (Institutional)	149	462	797	1,746

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127.41 % of the average value of its portfolio.

Principal Investment Strategies of the Fund

Leuthold Global Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

➢	Money market instruments from around the world ;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class.

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%).While at least 40% of the Fund’s assets will be invested in securities from international markets, the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth”stocks and “value”stocks.

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund may invest in investment grade corporate debt securities of companies in the United States, high yield securities commonly known as “junk bonds,” investment grade corporate debt securities of companies in other industrialized nations and emerging markets, and in debt securities issued by the United States government and foreign governments. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investor s . Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Global Fund Total Return of the Retail Shares (per calendar year)

Note: During the three year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.11% (quarter ended September 30,2011).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns Leuthold Global Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Leuthold Global Fund (Retail)	10.87%	3.50%	Jul 1, 2008
Leuthold Global Fund (Institutional)	11.10%	3.35%	Apr 30, 2008
After Taxes on Distributions Leuthold Global Fund (Retail)	10.65%	3.09%
After Taxes on Distributions and Sale of Fund Shares Leuthold Global Fund (Retail)	7.34%	2.91%
S&P 500 Index - 7/1/2008	16.00%	4.67%	Jul 1, 2008
S&P 500 Index - 4/30/2008	16.00%	2.91%	Apr 30, 2008
MSCI All Country World Index - 7/1/2008	16.80%	1.96%	Jul 1, 2008
MSCI All Country World Index - 4/30/2008	16.80%	0.23%	Apr 30, 2008
Lipper Global Flexible Portfolio Funds Index - 7/1/2008	12.28%	2.04%	Jul 1, 2008
Lipper Global Flexible Portfolio Funds Index - 4/30/2008	12.28%	0.90%	Apr 30, 2008

The inception date for Retail Shares is July 1, 2008. The inception date for Institutional Shares is April 30, 2008.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Global Fund seeks capital appreciation and income (or “total return”) in amounts attainable by assuming only prudent investment risk over the long term.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127.41 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.41%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Leuthold Global Fund is a “flexible” fund, meaning that it allocates its investments among:

➢

Common stocks and other equity securities (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts, and may engage in short sales of equity securities);

➢	Bonds and other debt securities (including U.S. Treasury Notes and Bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade); and

➢	Money market instruments from around the world ;

in proportions which reflect the judgment of Leuthold Weeden Capital Management (referred to as the Adviser) of the potential returns and risks of each asset class.

The Adviser considers a number of factors when making these allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%).While at least 40% of the Fund’s assets will be invested in securities from international markets, the Fund’s investments will be allocated among the following categories, with portions of each being made up of domestic and international securities:

➢	30% to 70% of its assets will be invested in common stocks and other equity securities;

➢	30% to 70% of its assets will be invested in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

➢	up to 20% of its assets will be invested in money market instruments.

The Fund’s investments in common stocks and other equity securities may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Options.

In investing in equity securities and debt securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy). The Fund will invest in domestic and foreign companies of all sizes and industries as well as in “growth”stocks and “value”stocks.

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments may result in high portfolio turnover.

The Fund may invest in investment grade corporate debt securities of companies in the United States, high yield securities commonly known as “junk bonds,” investment grade corporate debt securities of companies in other industrialized nations and emerging markets, and in debt securities issued by the United States government and foreign governments. The Fund may also invest in mutual funds and exchange-traded funds that invest in high yield securities.

The Fund may engage in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

➢

Credit Risk: The issuers of the bonds and other debt securities held by the Fund or by the mutual funds in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investor s . Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Leuthold Global Fund Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the three year period shown on the bar chart, the Fund’s highest total return for a quarter was 16.61% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.11% (quarter ended September 30,2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.11%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The inception date for Retail Shares is July 1, 2008. The inception date for Institutional Shares is April 30, 2008.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500 Index - 7/1/2008
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2008
S&P 500 Index - 4/30/2008
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
MSCI All Country World Index - 7/1/2008
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2008
MSCI All Country World Index - 4/30/2008
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
Lipper Global Flexible Portfolio Funds Index - 7/1/2008
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2008
Lipper Global Flexible Portfolio Funds Index - 4/30/2008
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
Leuthold Global Fund (Retail)
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Annual Return 2009	rr_AnnualReturn2009	31.72%
Annual Return 2010	rr_AnnualReturn2010	15.38%
Annual Return 2011	rr_AnnualReturn2011	(7.44%)
Annual Return 2012	rr_AnnualReturn2012	10.87%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2008
Leuthold Global Fund (Retail) | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Leuthold Global Fund (Retail) | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Leuthold Global Fund (Institutional)
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).

LEUTHOLD SELECT INDUSTRIES FUND | LEUTHOLD SELECT INDUSTRIES FUND
LEUTHOLD SELECT INDUSTRIES FUND
Investment Objective
Leuthold Select Industries Fund (LSLTX) seeks capital appreciation.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LEUTHOLD SELECT INDUSTRIES FUND No Load
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LEUTHOLD SELECT INDUSTRIES FUND No Load
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.71%
Service Fees		0.07%
All Remaining Other Expenses		0.64%
Total Annual Fund Operating Expenses		1.71%
Expense Reimbursement	[1]	0.11%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.60%
[1]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.60% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
LEUTHOLD SELECT INDUSTRIES FUND No Load	174	516	881	1,909

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139.61 % of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Select Industries Fund Total Return (per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 20.58% (quarter ended June 30, 2003) and the lowest total return for a quarter was -23.51% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns LEUTHOLD SELECT INDUSTRIES FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
No Load	11.92%	(3.99%)	9.09%
After Taxes on Distributions No Load	11.85%	(4.02%)	8.38%
After Taxes on Distributions and Sale of Fund Shares No Load	7.83%	(3.35%)	7.96%
S&P 500 Index	16.00%	1.66%	7.10%
Russell 2000 Index	16.35%	3.56%	9.72%

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LEUTHOLD SELECT INDUSTRIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Select Industries Fund (LSLTX) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139.61 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.61%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks capital appreciation by investing substantially all of its assets in equity securities traded in the U.S. securities markets (including common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts). The Fund invests in companies of all sizes and industries as well as in “growth” stocks and “value” stocks. In investing in equity securities, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Select Industries Strategy).

Pursuant to the Select Industries Strategy, Leuthold Weeden Capital Management (referred to as the Adviser) believes that as shifts among industry groups in the equity market have become more dramatic, group selection has become as important as individual stock selection in determining investment performance. The Adviser considers a group to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. The Adviser currently monitors about 120 groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. Such adjustments usually results in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate generally exceeds 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Leuthold Select Industries Fund Total Return (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 20.58% (quarter ended June 30, 2003) and the lowest total return for a quarter was -23.51% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.51%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
No Load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.07%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,909
Annual Return 2003	rr_AnnualReturn2003	55.42%
Annual Return 2004	rr_AnnualReturn2004	10.94%
Annual Return 2005	rr_AnnualReturn2005	24.81%
Annual Return 2006	rr_AnnualReturn2006	12.62%
Annual Return 2007	rr_AnnualReturn2007	20.74%
Annual Return 2008	rr_AnnualReturn2008	(34.67%)
Annual Return 2009	rr_AnnualReturn2009	18.82%
Annual Return 2010	rr_AnnualReturn2010	0.59%
Annual Return 2011	rr_AnnualReturn2011	(6.50%)
Annual Return 2012	rr_AnnualReturn2012	11.92%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.09%
No Load | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.38%
No Load | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%

[1]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.60% of the average daily net assets of the Fund. The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Leuthold Global Industries Fund | Leuthold Global Industries Fund
Leuthold Global Industries Fund
Investment Objective
Leuthold Global Industries Fund seeks capital appreciation and dividend income.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leuthold Global Industries Fund	Retail Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none
Redemption Fee (as a percentage of amount redeemed within 5 business days of purchase)	2.00%	2.00%
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leuthold Global Industries Fund		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.27%	1.37%	[1]
Total Annual Fund Operating Expenses		2.52%	2.37%
Expense Reimbursement	[2]	0.52%	0.52%
Total Annual Fund Operating Expenses after Expense Reimbursement		2.00%	1.85%
[1]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
[2]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Fund (in determining the 1.85% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Leuthold Global Industries Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Retail Class	203	735	1,294	2,817
Institutional Class	188	690	1,218	2,667

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.30%.

Principal Investment Strategies of the Fund

Normally, the Fund will invest at least 40% of its assets in securities from non-U.S. securities markets (the Fund refers to these markets as “international markets”), unless market conditions are not deemed favorable by the Fund’s investment adviser (Adviser), in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). The Fund differs from the Leuthold Global Fund because the Leuthold Global Fund is a “flexible” fund that allocates its investments among equity securities, fixed-income securities, and money market instruments, while the Fund invests in equity securities.

The Fund’s investments in common stocks and other equity securities (which include preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts) may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Put and call options on any securities in which the Fund may invest.

In investing in common stocks and other equity securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy).

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

In selecting among equity securities within the global groups, the Fund looks for companies that are financially sound with good prospects for the future. It will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available. In addition, the Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. As a result, the Fund may engage in active and frequent trading, and the portfolio turnover of the Fund may be high.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Leuthold Global Industries Fund Total Return of the Retail Shares (per calendar year)

Note: During the one year period shown on the bar chart, the Fund’s highest total return for a quarter was 12.31% (quarter ended March 31, 2012 ) and the lowest total return for a quarter was -23.34% (quarter ended September 30, 2011).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns Leuthold Global Industries Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Retail Class	16.55%	8.16%	May 17, 2010
Institutional Class	16.78%	8.47%	May 17, 2010
After Taxes on Distributions Retail Class	16.55%	8.17%
After Taxes on Distributions and Sale of Fund Shares Retail Class	10.76%	7.09%
S&P 500 Index	16.00%	11.39%	May 17, 2010
MSCI All Country World Index	16.80%	9.74%	May 17, 2010

The inception date for Retail Shares and Institutional shares is May 17, 2010.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Global Industries Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Leuthold Global Industries Fund seeks capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.30%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund will invest at least 40% of its assets in securities from non-U.S. securities markets (the Fund refers to these markets as “international markets”), unless market conditions are not deemed favorable by the Fund’s investment adviser (Adviser), in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%). The Fund differs from the Leuthold Global Fund because the Leuthold Global Fund is a “flexible” fund that allocates its investments among equity securities, fixed-income securities, and money market instruments, while the Fund invests in equity securities.

The Fund’s investments in common stocks and other equity securities (which include preferred stocks, convertible preferred stocks, warrants, options and American Depository Receipts) may consist of the following from around the world:

➢	Large, mid, or small capitalization common stocks;

➢	Growth stocks, value stocks, or cyclical stocks;

➢	Aggressive stocks or defensive stocks;

➢	Stocks in any industry or sector;

➢	Equity mutual funds and exchange-traded funds; and

➢	Put and call options on any securities in which the Fund may invest.

In investing in common stocks and other equity securities, the Fund utilizes a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through group selection (Global Group Strategy).

The Adviser currently monitors about 90 global groups. The major types of groups the Adviser monitors are Industry Specific Groups comprised of narrower themes. Examples include “Airlines,” “Health Care Facilities” or “Semiconductors”.

In selecting among equity securities within the global groups, the Fund looks for companies that are financially sound with good prospects for the future. It will invest in domestic and foreign companies of all sizes and industries as well as in “growth” stocks and “value” stocks. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available. In addition, the Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in stocks in those groups which the Adviser believes are the most attractive. As a result, the Fund may engage in active and frequent trading, and the portfolio turnover of the Fund may be high.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged.

➢

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. g overnment and the U.S. economy.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

As a result, the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Leuthold Global Industries Fund Total Return of the Retail Shares (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the one year period shown on the bar chart, the Fund’s highest total return for a quarter was 12.31% (quarter ended March 31, 2012 ) and the lowest total return for a quarter was -23.34% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The inception date for Retail Shares and Institutional shares is May 17, 2010.

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,817
Annual Return 2011	rr_AnnualReturn2011	(14.15%)
Annual Return 2012	rr_AnnualReturn2012	16.55%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010
Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Retail Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	690
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,667
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2010

[1]	The Fund's investment adviser has contractually agreed in the investment advisory agreement to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding dividends on short positions and Acquired Fund Fees and Expenses) do not exceed 1.85% of the average daily net assets of the Fund (in determining the 1.85% expense limitation, the expenses and the assets of the share classes are combined). The investment advisory agreement may be terminated by the Fund or the Fund's investment adviser for any reason upon sixty days' prior written notice, but is expected to continue indefinitely. In any of the following three fiscal years, the Fund's investment adviser may recover waived fees, but in no event may the Fund's expenses exceed the expense limitation above.
[2]	Other Expenses for Institutional Class shares have been restated to reflect Omnibus Account Fees, which are based on estimated amounts for the current fiscal year. With respect to Fund assets attributable to shares held by financial intermediaries in omnibus accounts, the Fund may pay a fee in respect of the provision of sub-transfer and related services to beneficial owners in omnibus accounts maintained by such financial intermediaries with the Fund (Omnibus Account Fees).

GRIZZLY SHORT FUND | GRIZZLY SHORT FUND
GRIZZLY SHORT FUND
Investment Objective
Grizzly Short Fund (GRZZX) seeks capital appreciation.
Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GRIZZLY SHORT FUND No Load
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GRIZZLY SHORT FUND No Load
Management Fees		1.25%
Distribution (12b-1) Fees		none
Other Expenses	[1]	1.85%
Service Fees		0.10%
Dividends on Short Positions		1.57%
All Remaining Other Expenses		0.18%
Total Annual Fund Operating Expenses		3.10%
[1]	Includes Acquired Fund Fees and Expenses that did not exceed 0.01%. Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
GRIZZLY SHORT FUND No Load	313	957	1,625	3,411

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Grizzly Short Fund sells stocks short. Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding short positions typically will be approximately equal to, or slightly less than, its net assets. When the Fund’s outstanding short positions equal its net assets, it is “100% short.” The Fund utilizes a disciplined, unemotional, quantitative investment approach.

The Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

The Fund generally will have outstanding approximately 60 to 90 stocks that it has sold short. The Fund may increase the number of stocks it sells short if market conditions warrant an increase. In determining which stocks to sell short, Leuthold Weeden Capital Management (referred to as the Adviser) calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities. The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

➢	Price movements of the stocks sold short;

➢	Changes in the Vulnerability Index;

➢	Daily trading volume of the stock; and

➢	News and articles concerning the stock appearing in financial services and publications.

Principal Risks of Investing in the Fund

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

Rising Stock Market Risk: The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

➢

Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Investors who wish to hedge some or all of their stock portfolios might find that investment goal consistent with an investment in the Fund.

However, because movements in the prices of the stocks the Fund has sold short are unlikely to correlate perfectly with the stocks in an investor’s portfolio, such an investor could incur both a loss on the investor’s stock portfolio and the investor’s investment in the Fund.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Grizzly Short Fund Total Return (per calendar year)

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 23.30% (quarter ended September 30, 2011) and the lowest total return for a quarter was -26.55% (quarter ended June 30,2009).

Average Annual Total Returns (for the periods ended December 31, 2012 )
Average Annual Returns GRIZZLY SHORT FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
No Load	(21.13%)	(11.43%)	(11.57%)
After Taxes on Distributions No Load	(21.13%)	(11.73%)	(12.17%)
After Taxes on Distributions and Sale of Fund Shares No Load	(13.74%)	(9.30%)	(8.90%)
S&P 500 Index	16.00%	1.66%	7.10%
S&P Midcap 400	17.88%	5.15%	10.53%

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GRIZZLY SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Grizzly Short Fund (GRZZX) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes Acquired Fund Fees and Expenses that did not exceed 0.01%. Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Grizzly Short Fund sells stocks short. Short selling involves the sale of borrowed securities. When the Fund sells a stock short, it incurs an obligation to replace the stock borrowed at whatever its price may be at the time it purchases the stock for delivery to the securities lender. The Fund will realize a gain if at that time the price of the stock is less than the price of the stock when it was sold short, and will realize a loss if at that time the price of the stock is greater than the price of the stock when it was sold short. The aggregate amount of its outstanding short positions typically will be approximately equal to, or slightly less than, its net assets. When the Fund’s outstanding short positions equal its net assets, it is “100% short.” The Fund utilizes a disciplined, unemotional, quantitative investment approach.

The Fund believes that in all market conditions there will exist some companies whose stocks are overvalued by the market and that capital appreciation can be realized by selling short those stocks. However, the best overall results typically will be achieved in declining stock markets. In rising stock markets the risk of loss is likely.

The Fund generally will have outstanding approximately 60 to 90 stocks that it has sold short. The Fund may increase the number of stocks it sells short if market conditions warrant an increase. In determining which stocks to sell short, Leuthold Weeden Capital Management (referred to as the Adviser) calculates a quantitative index for each security that it follows that is designed to identify those securities that are most likely to decline in price or underperform the market (the “Vulnerability Index”). In calculating a Vulnerability Index, the Adviser considers twelve or more components. Some of the components include fundamental factors such as earnings growth or dividends, while other components consider market factors such as institutional trading activity or insider buying or selling. From time to time the Fund may sell short index-related securities. The Fund will do so to rapidly increase its short position.

The Fund also follows a disciplined approach in determining when to cover its short positions. The factors the Adviser considers in determining when to cover short positions include:

➢	Price movements of the stocks sold short;

➢	Changes in the Vulnerability Index;

➢	Daily trading volume of the stock; and

➢	News and articles concerning the stock appearing in financial services and publications.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money. The principal risks of investing in the Fund, including the risks to which the Fund’s portfolio as a whole is subject and the circumstances reasonably likely to affect adversely the Fund’s performance, are summarized below.

➢

Market Risk: The prices of the securities, particularly the common stocks, in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

➢

Short Sales Risk: The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance will also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

➢

Rising Stock Market Risk: The Fund typically will be approximately “100% short.” Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets. Over time stock markets have risen more often than they have declined.

➢

Smaller and Medium Capitalization Companies Risk: The securities of smaller capitalization companies are generally riskier than larger capitalization companies since they don’t have the financial resources or the well established businesses of the larger companies. Generally, the share prices of stocks of smaller capitalization companies are more volatile than those of larger capitalization companies. The returns of stocks of smaller capitalization companies may vary, sometimes significantly, from the returns of the overall market. Smaller capitalization companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of smaller capitalization companies may be thinly traded, and purchases and sales may result in higher transaction costs. The securities of medium capitalization companies generally trade in lower volumes than those of large capitalization companies and tend to be more volatile because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies.

➢

High Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s shareholders of increased taxes on realized gains. Distributions to the Fund’s shareholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

➢

Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

Investors who wish to hedge some or all of their stock portfolios might find that investment goal consistent with an investment in the Fund.

However, because movements in the prices of the stocks the Fund has sold short are unlikely to correlate perfectly with the stocks in an investor’s portfolio, such an investor could incur both a loss on the investor’s stock portfolio and the investor’s investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Grizzly Short Fund Total Return (per calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Note: During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 23.30% (quarter ended September 30, 2011) and the lowest total return for a quarter was -26.55% (quarter ended June 30,2009).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
S&P Midcap 400
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.53%
No Load
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount exchanged within 5 business days of purchase)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Dividends on Short Positions	rr_Component2OtherExpensesOverAssets	1.57%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	1.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,411
Annual Return 2003	rr_AnnualReturn2003	(30.79%)
Annual Return 2004	rr_AnnualReturn2004	(14.42%)
Annual Return 2005	rr_AnnualReturn2005	(3.28%)
Annual Return 2006	rr_AnnualReturn2006	(12.20%)
Annual Return 2007	rr_AnnualReturn2007	6.80%
Annual Return 2008	rr_AnnualReturn2008	73.69%
Annual Return 2009	rr_AnnualReturn2009	(47.17%)
Annual Return 2010	rr_AnnualReturn2010	(23.19%)
Annual Return 2011	rr_AnnualReturn2011	(1.92%)
Annual Return 2012	rr_AnnualReturn2012	(21.13%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(11.57%)
No Load | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(11.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(12.17%)
No Load | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(8.90%)

[1]	Includes Acquired Fund Fees and Expenses that did not exceed 0.01%. Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013